SHARE-BASED COMPENSATION RESERVE - Schedule of Changes in Share Option and Warrants Reserve (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS
As of beginning of period (in shares) | shares	5,852,864	5,562,984	7,021,514
Share options granted (in shares) | shares	41,787	359,666	875,544
Other awards granted (in shares) | shares	628,515
Share options exercised (in shares) | shares	(384,454)
Share warrants exercised (in shares) | shares	(50,000)	(39,786)	(2,114,744)
Share warrants repurchased (in shares) | shares			(200,000)
Share options forfeited (in shares) | shares	(202,093)	(26,042)	(19,330)
Other awards forfeited (in shares) | shares	(16,684)
Share options expired (in shares) | shares	(35,416)	(3,958)
As of end of period (in shares) | shares	5,834,519	5,852,864	5,562,984
USD thousand
As of beginning of period	$ 7,414	$ 4,411	$ 2,442
Share options expense	2,172	2,667	2,050
Share options granted	72	509	1,082
Restricted Share Units granted	2,563
Share options exercised	(1,001)
Share warrants exercised	(84)	(95)	(151)
Share warrants repurchased			(1,012)
Share options forfeited	(278)	(52)	0
Restricted Share Units forfeited	(31)
Share options expired	(203)	(26)
As of end of period	$ 10,624	$ 7,414	$ 4,411